ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE NEW HORIZONS FUND
Unaudited	September 30, 2007
Portfolio of Investments †	Shares	Value
(Cost and value in $000s)

COMMON STOCKS 97.4%
CONSUMER DISCRETIONARY 12.6%
Distributors 0.2%
LKQ Corporation (1)	410,000	14,272
		14,272
Diversified Consumer Services 0.2%
Apollo Group, Class A (1)	100,000	6,015
Corinthian Colleges (1)	500,000	7,955
		13,970
Hotels, Restaurants & Leisure 4.1%
BJ's Restaurants (1)	1,040,900	21,911
Orient-Express, Class A	650,000	33,326
P.F. Chang's China Bistro (1)	1,000,000	29,600
Panera Bread, Class A (1)	1,250,000	51,000
Pinnacle Entertainment (1)	350,000	9,531
Rare Hospitality International (1)	1,350,000	51,448
Red Robin Gourmet Burgers (1)	500,000	21,450
Shuffle Master (1)	361,025	5,397
Sonic (1)	1,400,000	32,760
Texas Roadhouse, Class A (1)	151,000	1,767
WMS Industries (1)	1,927,400	63,797
		321,987
Household Durables 1.4%
iRobot (1)	800,000	15,904
Ryland Group	980,000	21,001
Toll Brothers (1)	3,400,000	67,966
		104,871
Internet & Catalog Retail 0.8%
Blue Nile (1)	225,000	21,177
priceline.com (1)	436,000	38,695
		59,872
Media 0.9%
Catalina Marketing (1)	1,175,000	38,058
Entercom Communications	400,000	7,732
National Cinemedia	195,700	4,384
Regent Communications (1)	1,715,000	4,510
TiVo (1)	1,000,000	6,350
XM Satellite Radio Holdings, Class A (1)	569,000	8,063
		69,097
Specialty Retail 4.0%
A.C. Moore Arts & Crafts (1)(2)	1,000,000	15,760
Ann Taylor Stores (1)	1,925,000	60,965
Christopher & Banks (2)	1,960,000	23,755
Hibbett Sports (1)	750,000	18,600
Hot Topic (1)	980,000	7,311
J. Crew Group (1)	100,000	4,150
O'Reilly Automotive (1)	3,500,000	116,935
The Finish Line, Class A	372,761	1,618
Tween Brands (1)	700,000	22,988
Wet Seal, Class A (1)	745,000	2,883
Zumiez (1)	900,000	39,933
		314,898
Textiles, Apparel & Luxury Goods 1.0%
Iconix Brand Group (1)	1,100,000	26,169
Lululemon Athletica (1)	200,000	8,406
Under Armour (1)	758,900	45,397
		79,972

Total Consumer Discretionary		978,939
CONSUMER STAPLES 0.3%

Food & Staples Retailing 0.3%
Pantry (1)	750,000	19,223
		19,223
Food Products 0.0%
SunOpta (1)	189,100	2,740
		2,740

Total Consumer Staples		21,963
ENERGY 8.5%

Energy Equipment & Services 6.5%
BJ Services	570,000	15,134
Cameron International (1)	475,000	43,838
FMC Technologies (1)	3,000,000	172,980
Grant Prideco (1)	1,600,000	87,232
Helmerich & Payne	650,000	21,339
Key Energy Services (1)	1,470,000	24,990
Oil States International (1)	1,000,000	48,300
Smith International	392,000	27,989
Union Drilling (1)	406,000	5,919
W-H Energy Services (1)	775,000	57,156
		504,877
Oil, Gas & Consumable Fuels 2.0%
Bill Barrett (1)	1,150,000	45,322
Cimarex Energy	525,000	19,556
Concho Resources (1)	800,000	11,848
Encore Acquisition (1)	1,000,000	31,650
Foundation Coal Holdings	800,000	31,360
Mariner Energy (1)	500,000	10,355
Verasun Energy (1)	500,000	5,500
		155,591

Total Energy		660,468
FINANCIALS 6.9%

Capital Markets 3.4%
Affiliated Managers Group (1)	560,600	71,482
Cohen & Steers	445,700	16,504
GFI Group (1)	202,000	17,396
Greenhill	537,700	32,827
Legg Mason	500,000	42,145
optionsXpress Holdings	1,000,000	26,140
Penson Worldwide (1)	535,100	9,889
Thomas Weisel Partners (1)	305,000	4,425
Victory Acquisition, Equity Units (1)(2)	1,700,000	17,986
Waddell & Reed Financial, Class A	900,000	24,327
		263,121
Commercial Banks 1.7%
Boston Private Financial	350,000	9,744
Prosperity Bancshares	300,000	9,948
Signature Bank (1)	800,000	28,184
SVB Financial Group (1)	300,000	14,208
Texas Capital Bancshares (1)	800,000	17,392
UCBH Holdings	2,300,000	40,204
Western Alliance Bancorp (1)	400,000	9,428
		129,108
Consumer Finance 0.3%
Advance America Cash Advance Centers	733,500	7,827
Advanta, Class B	650,000	17,823
		25,650
Diversified Financial Services 0.3%
Endeavor Acquisition (1)(2)	400,000	4,740
Endeavor Acquisition, Warrant, 12/14/09 (1)(2)	1,490,000	7,688
Smart Balance (1)(2)	945,350	11,666
Smart Balance, Warrants, 12/16/09 (1)(2)	345,300	2,134
Smart Balance, Equity Units (1)(2)	15,300	295
		26,523
Insurance 1.1%
Infinity Property & Casualty	931,000	37,445
James River Group	219,005	7,096
Max Capital Group	800,000	22,432
National Financial Partners	326,284	17,286
		84,259
Real Estate Management & Development 0.0%
HouseValues (1)	490,000	1,921
		1,921
Thrifts & Mortgage Finance 0.1%
Delta Financial (2)	1,131,700	5,557
		5,557
Total Financials		536,139
HEALTH CARE 23.7%
Biotechnology 7.2%
Acadia Pharmaceuticals, Warrants, 4/1/10 (1)(3)	520,000	897
Acadia Pharmaceuticals (1)	1,275,000	19,189
Alexion Pharmaceutical (1)	1,000,000	65,150
Alkermes (1)	2,000,000	36,800
Allos Therapeutics (1)	1,150,000	5,463
Alnylam Pharmaceuticals (1)	162,500	5,325
Altus Pharmaceuticals (1)	825,000	8,654
Amicus Therapeutics (1)	250,000	4,178
BioMarin Pharmaceutical (1)	750,000	18,675
Combinatorx (1)	750,000	4,635
Cubist Pharmaceuticals (1)	500,000	10,565
Cytokinetics (1)	1,200,000	6,144
deCODE genetics (1)	3,000,000	10,410
Dyadic International, Warrants, 5/30/10 (1)(3)	160,000	—
Dyadic International (1)	1,000,000	4,770
EPIX Pharmaceuticals (1)(2)	2,250,000	9,135
EXACT Sciences (1)	400,000	1,356
Human Genome Sciences (1)	1,500,000	15,435
Incyte (1)(2)	4,450,000	31,817
Infinity Pharmaceuticals (1)	750,800	6,802
Inhibitex (1)	1,000,000	1,300
InterMune (1)	212,500	4,065
Lexicon Pharmaceuticals (1)	1,100,000	3,806
Martek Biosciences (1)	1,000,000	29,030
Medarex (1)	250,000	3,540
Momenta Pharmaceuticals (1)	1,500,000	17,085
Myriad Genetics (1)	950,000	49,542
ONYX Pharmaceuticals (1)	525,000	22,848
Panacos Pharmaceuticals (1)	1,416,717	2,267
Pharmasset (1)	787,900	9,581
Pharmion (1)	700,000	32,298
Regeneron Pharmaceuticals (1)	1,000,000	17,800
Rigel Pharmaceuticals (1)	600,000	5,658
Seattle Genetics (1)	525,000	5,901
Senomyx (1)(2)	1,800,000	22,050
Theravance (1)	401,748	10,482
Transition Therapeutics (1)	147,900	1,976
United Therapeutics (1)	250,000	16,635
Vertex Pharmaceuticals (1)	900,000	34,569
		555,833
Health Care Equipment & Supplies 3.6%
Cerus (1)	450,000	3,929
Conceptus (1)	1,150,000	21,827
EV3 (1)	400,000	6,568
Greatbatch (1)	405,300	10,777
Home Diagnostics (1)	400,000	3,832
Immucor (1)	1,100,000	39,325
Insulet (1)	300,000	6,525
Integra LifeSciences (1)	533,100	25,898
Northstar Neuroscience (1)	416,600	4,649
NxStage Medical (1)	317,100	4,595
ResMed (1)	1,462,500	62,697
Respironics (1)	1,278,400	61,402
Stereotaxis (1)	1,250,000	17,237
TomoTherapy (1)	450,000	10,453
		279,714
Health Care Providers & Services 10.6%
AmeriGroup (1)	1,375,000	47,410
Animal Health International (1)	300,000	3,339
Centene (1)	1,250,000	26,887
Community Health Systems (1)	1,000,000	31,440
Coventry Health Care (1)	1,919,000	119,381
DaVita (1)	2,400,000	151,632
HealthExtras (1)	750,000	20,873
Healthways (1)	1,138,800	61,461
Henry Schein (1)	3,750,000	228,150
LCA-Vision	400,000	11,756
LifePoint Hospitals (1)	600,000	18,006
Matria Healthcare (1)(2)	1,200,000	31,392
Nighthawk Radiology (1)	800,000	19,608
Sunrise Senior Living (1)	500,000	17,685
VCA Antech (1)	932,300	38,924
		827,944
Health Care Technology 0.5%
Allscripts Healthcare (1)	575,000	15,542
HealthStream (1)(2)	2,357,000	6,953
Vital Images (1)	700,000	13,664
		36,159
Life Sciences Tools & Services 0.9%
Exelixis (1)	2,500,000	26,475
Illumina (1)	700,000	36,316
Luminex (1)	700,000	10,556
		73,347
Pharmaceuticals 0.9%
Alexza Pharmaceuticals (1)	600,000	5,196
Cadence Pharmaceuticals (1)	250,000	3,500
Inspire Pharmaceuticals (1)	1,200,000	6,444
Medicines Company (1)	673,600	11,997
Medicis Pharmaceutical, Class A	500,000	15,255
XenoPort (1)	556,828	26,199
		68,591
Total Health Care		1,841,588
INDUSTRIALS & BUSINESS SERVICES 16.5%
Aerospace & Defense 2.2%
Argon ST (1)	637,000	12,613
HEICO, Class A	725,000	28,637
Moog, Class A (1)	1,250,200	54,934
MTC Technologies (1)	200,000	3,862
Teledyne Technologies (1)	650,000	34,703
Triumph Group	500,000	40,855
		175,604
Air Freight & Logistics 0.4%
Global Logistics, Equity Units (1)(2)	954,000	8,161
Hub Group, Class A (1)	788,000	23,664
		31,825
Airlines 0.1%
Allegiant Travel (1)	300,000	9,096
		9,096
Building Products 0.1%
Builders FirstSource (1)	700,000	7,546
		7,546
Commercial Services & Supplies 7.2%
Administaff	810,400	29,418
Advisory Board (1)(2)	1,112,200	65,030
American Reprographics (1)	500,000	9,360
Corporate Executive Board	1,250,000	92,800
CoStar Group (1)	250,000	13,363
CRA International (1)	450,000	21,686
Huron Consulting Group (1)	312,200	22,672
IHS (1)	787,700	44,497
Korn/Ferry International (1)(2)	3,000,000	49,530
Mobile Mini (1)(2)	2,058,000	49,721
Navigant Consulting (1)	1,500,000	18,990
Resources Connection	1,754,902	40,626
School Specialty (1)	850,000	29,435
Waste Connections (1)	2,250,000	71,460
		558,588
Industrial Conglomerates 1.7%
Roper Industries	2,000,000	131,000
		131,000
Machinery 2.9%
Actuant, Class A (2)	1,500,000	97,455
ESCO Technologies (1)	650,000	21,606
Oshkosh Truck	1,700,000	105,349
		224,410
Trading Companies & Distributors 1.9%
Beacon Roofing Supply (1)	400,000	4,088
H&E Equipment Services (1)	1,000,000	17,980
Interline Brands (1)	1,500,000	34,485
MSC Industrial Direct	1,175,000	59,443
Williams Scotsman International (1)	1,250,000	34,638
		150,634
Total Industrials & Business Services		1,288,703
INFORMATION TECHNOLOGY 21.9%
Communications Equipment 0.8%
Acme Packet (1)	1,050,000	16,191
Airspan Networks (1)	2,415,000	6,038
BigBand Networks (1)	174,100	1,114
Finisar (1)	5,650,000	15,820
Optium (1)	829,700	8,612
Shoretel (1)	381,178	5,459
Starent Networks (1)	302,000	6,375
		59,609
Computers & Peripherals 1.1%
Avid Technology (1)	662,000	17,927
Intermec (1)	516,600	13,494
Intevac (1)(2)	1,300,000	19,760
Isilon Systems (1)	500,000	3,850
Palm (1)	1,750,000	28,472
		83,503
Electronic Equipment & Instruments 1.4%
Cogent (1)	887,582	13,917
IPG Photonics (1)	300,000	5,898
Molex	98,000	2,639
National Instruments	758,000	26,022
Orbotech (1)	850,000	17,876
Trimble Navigation (1)	1,139,800	44,692
		111,044
Internet Software & Services 2.9%
Ariba (1)	2,400,000	25,872
Bankrate (1)	413,300	19,061
CNET Networks (1)	2,507,000	18,677
DealerTrack (1)	350,000	14,658
Digital River (1)	862,200	38,583
Limelight Networks (1)	632,100	5,550
Liquidity Services (1)	500,000	5,495
Marchex, Class B	1,030,000	9,795
SAVVIS (1)	400,000	15,512
Taleo, Class A (1)	836,000	21,243
The Knot (1)	825,000	17,540
Visual Sciences (1)(2)	1,320,700	19,071
WebMD Health (1)	120,000	6,252
Websense (1)	543,300	10,719
		228,028
IT Services 3.2%
EnerNOC (1)	131,700	5,028
Forrester Research (1)	298,500	7,036
Global Cash Access (1)	1,650,000	17,474
Global Payments	2,000,000	88,440
Heartland Payment Systems	1,600,000	41,120
Paychex	98,000	4,018
Perot Systems, Class A (1)	1,100,000	18,601
RightNow Technologies (1)	1,180,000	18,986
SkillSoft, ADR (1)	3,450,000	31,015
SRA International, Class A (1)	200,000	5,616
TNS (1)	700,000	11,242
		248,576
Semiconductor & Semiconductor Equipment 6.6%
Altera	588,000	14,159
Analog Devices	735,000	26,578
Atheros Communications (1)	700,000	20,979
ATMI (1)	498,300	14,824
Cabot Microelectronics (1)	200,000	8,550
Centillium Communications (1)	2,000,000	3,360
Conexant Systems (1)	8,500,000	10,200
Cymer (1)	677,258	26,000
Diodes (1)	575,000	18,458
Entegris (1)	1,781,400	15,463
FEI (1)(2)	1,850,000	58,145
FormFactor (1)	323,400	14,349
Integrated Device Technology (1)	3,893,000	60,264
Intersil, Class A	1,004,000	33,564
Lattice Semiconductor (1)	1,566,000	7,031
Linear Technology	196,000	6,858
Mattson Technology (1)	1,100,000	9,515
Maxim Integrated Products	735,000	21,572
PDF Solutions (1)	1,123,422	11,099
Pixelworks (1)	441,700	508
PMC-Sierra (1)	4,484,000	37,621
Semtech (1)	1,277,000	26,153
Silicon Laboratories (1)	663,300	27,699
Standard Microsystems (1)	218,200	8,383
Virage Logic (1)	939,200	6,969
Volterra Semiconductor (1)	1,000,000	12,280
Xilinx	490,000	12,809
		513,390
Software 5.9%
Activision (1)	2,240,000	48,362
Ansoft (1)	299,800	9,887
Bottomline Technologies (1)(2)	1,498,000	18,770
Convera (1)	1,470,000	5,733
DemandTec (1)	607,992	8,299
FactSet Research Systems	1,521,400	104,292
Glu Mobile (1)	972,147	8,817
Jack Henry & Associates	2,152,200	55,656
Motive (1)	1,002,900	1,685
NAVTEQ (1)	625,000	48,731
Pros Holdings (1)	325,500	3,929
Quest Software (1)	1,158,400	19,878
Red Hat (1)	1,274,000	25,314
Salary.com (1)	317,000	3,712
Take-Two Interactive Software (1)	1,000,000	17,080
THQ (1)	606,991	15,163
Ultimate Software Group (1)	482,000	16,822
Verint Systems (1)	860,400	22,370
Wind River Systems (1)	2,052,400	24,157
		458,657

Total Information Technology		1,702,807
MATERIALS 0.2%
Chemicals 0.2%
Symyx Technologies (1)	1,500,000	13,035
Total Materials		13,035
TELECOMMUNICATION SERVICES 6.5%
Diversified Telecommunication Services 0.9%
Neustar, Class A (1)	850,000	29,146
Time Warner Telecom, Class A (1)	2,000,000	43,940
		73,086
Wireless Telecommunication Services 5.6%
Crown Castle International (1)	1,725,000	70,087
Kratos Defense and Security Solutions (1)	2,500,000	6,850
NII Holdings, Class B (1)	3,500,000	287,525
SBA Communications (1)	2,000,000	70,560
		435,022
Total Telecommunication Services		508,108
Total Miscellaneous Common Stocks 0.3% (4)		24,567
Total Common Stocks (Cost $4,741,760)		7,576,317
PREFERRED STOCKS 0.3%
INFORMATION TECHNOLOGY 0.2%
Internet Software & Services 0.2%
Bill Me Later (1)(3)	402,000	14,564
Total Information Technology		14,564
MEDIA 0.1%
Internet 0.1%
Ning (1)(3)	3,196,125	10,249
Total Media		10,249
Total Preferred Stocks (Cost $24,813)		24,813
SHORT-TERM INVESTMENTS 2.2%
Money Market Funds 2.2%
T. Rowe Price Reserve Investment Fund, 5.46% (2)(5)	171,793,646	171,794
Total Short-Term Investments (Cost $171,794)		171,794
Total Investments in Securities
99.9% of Net Assets (Cost $4,938,367)		$7,772,924

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Affiliated Companies
(3)	Restricted security
(4)	The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5)	Seven-day yield
ADR	American Depository Receipts

(2) Affiliated Companies
($ 000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

	Purchase	Sales	Investment	Value
Affiliate	Cost	Cost	Income ‡	9/30/07	12/31/06
A.C. Moore Arts & Crafts	$ -	$ -	$ -	$ 15,760	$ 21,670
Acadia Pharmaceuticals	-	-	-	**	10,988
Acadia Pharmaceuticals,
Warrants, 4/1/10	-	-	-	**	83
Actuant, Class A	-	-	120	97,455	71,475
Advisory Board	3,026	-	-	65,030	56,217
Bottomline Technologies	3,248	-	-	18,770	13,717
Combinatorx	-	-	-	**	5,971
Christopher & Banks	-	-	353	23,755	36,574
Delta Financial	-	5,297	175	5,557	17,728
Endeavor Acquisition
Equity Units	-	11,920	-	-	17,820
Endeavor Acquisition	8,504	6,221	-	4,740	-
Endeavor Acquisition
Warrants, 12/14/09	3,416	-	-	7,688	-
EPIX Pharmaceuticals	5,397	-	-	9,135	*
FEI	1,355	-	-	58,145	47,466
Global Logistics, Equity
Units	-	-	-	8,161	7,918
HealthStream	-	-	-	6,953	9,310
Incyte	7,015	-	-	31,817	*
Intevac	4,429	-	-	19,760	*
Korn/Ferry International	19,922	-	-	49,530	*
Matria Healthcare	32,611	-	-	31,392	-
Mobile Mini	-	-	-	49,721	55,443
Open Solutions	-	-	-	-	20,702
pSivida, ADR	-	-	-	-	271
School Specialty	-	-	-	**	38,257
Senomyx	2,582	-	-	22,050	20,784
Smart Balance	7,226	-	-	11,666	-
Smart Balance, Equity
Units	161	-	-	295	-
Smart Balance, Warrants
12/16/09	807	-	-	2,134	-
Taleo, Class A	-	-	-	**	14,846
Victory Acquisition	17,000	-	-	17,986	-
Visual Sciences †	-	-	-	19,071	16,720
T. Rowe Price Reserve
Investment Fund, 5.46%	¤	¤	4,463	171,794	64,548
Totals			$ 5,111	$ 748,365	$ 548,508

‡	Includes dividend income of $5,111 and no interest income.
*	The issuer was not considered an affiliated company at December 31, 2006 .
**	The issuer was not considered an affiliated company at September 30, 2007 .
¤	Purchase and sale information not shown for cash management funds.
†	As of December 31, 2006 the company was named WebSideStory.

(3) Restricted Securities
Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities
(excluding 144A issues) at period-end amounts to $25,710 and represents 0.3% of net assets.

	Acquisition	Acquisition
Description	Date	Cost
Acadia Pharmaceuticals, Warrants, 4/1/10	4/20/05	$0
Bill Me Later	7/6/07	14,564
Dyadic International, Warrants, 5/30/10	12/1/06	0
Ning	7/2/07	10,249
Totals		$24,813

The fund has registration rights for certain restricted securities held as of September 30,
2007. Any costs related to such registration are borne by the issuer.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price New Horizons Fund
Unaudited	September 30, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price New Horizons Fund, Inc. (the fund), is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund’s Board of Directors.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board (FASB) released the Statement of Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund’s fiscal year beginning January 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund’s net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2007, the cost of investments for federal income tax purposes was $4,938,367,000. Net unrealized gain aggregated $2,834,557,000 at period-end, of which $3,199,941,000 related to appreciated investments and $365,384,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Investment Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Investment Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Investment Funds pay no investment management fees.

For the period ended September 30, 2007, total realized gain on all affiliated companies was $4,648,000.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	November 16, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 16, 2007